Leases - Sublease Income Maturity (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 125
2023	250
2024	250
2025	250
2026	195
Thereafter	219
Total lease payments receivable	$ 1,289